Non-current deposits	12 Months Ended
Mar. 31, 2019
Non-current deposits
Non-current deposits

7            Non-current deposits

Non-current deposits consist of the following:

		March 31,
	Note	2018	2019	2019
		RMB	RMB	US$

Investment deposit	(i)	210,088	224,475	33,448
Deposit for purchase of machineries		23,027	12,244	1,824
Total non-current deposits		233,115	236,719	35,272

Note:

(i)

The Group previously entered into a Letter of Intent with a third party (the “Potential Seller”) for a potential acquisition of the equity interests in a company in the healthcare industry with a refundable earnest money deposit of US$33,660. Due to the change in circumstances, the parties entered into a subsequent agreement in May 2017 regarding the return of the earnest money deposit, with the Potential Seller providing a performance guarantee to the Company.